CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 HKD ($)
Concentration Risk [Line Items]
Cash FDIC insured amount	$ 102,564				$ 800,000
Cash and cash equivalents	$ 3,639,181				28,385,610
Promissory note receivables					$ 17,100,000
Annual interest rate	5.25%			5.25%	5.25%
HONG KONG
Concentration Risk [Line Items]
Cash balance	$ 3,639,181				$ 28,385,610
SINGAPORE
Concentration Risk [Line Items]
Cash balance	3,929				30,648
Deposits	$ 77,817			$ 100,000
Credit Risk [Member] | HONG KONG
Concentration Risk [Line Items]
Cash balance					$ 27,531,021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%